Other payables and accrued expenses	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Other payables and accrued expenses	Other payables and accrued expenses
Other payables and accrued expenses consist of the following:

	December 31,
	2023	2024

Governmental authorities	$12,545	$17,206
Accrued expenses	8,294	8,684
Accrued retention bonuses related to business combinations	482	1,572
Fair value of future hedging transactions	—	29
Other	1,942	1,839
Total other payables and accrued expenses	$23,263	$29,330